Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Total
Acquisition value
At January 1, 2015	2,342	967	6,644	9,953
Additions	761	671	89	1,521
Acquisition of a subsidiary	−	3	1,474	1,477
Disposals	−	(6)	−	(6)
Transfer between accounts	−	−	−	−
Currency translation	89	143	(112)	120
Other	10	1	430	441
At December 31, 2015	3,202	1,779	8,525	13,506
Additions	606	1,736	−	2,342
Acquisition of a subsidiary	−	−	−	−
Disposals	(18)	(212)	−	(230)
Transfer between accounts	−	490	−	490
Currency translation	(2)	(26)	(923)	(951)
Other	−	2	(6)	(4)
At December 31, 2016	3,788	3,769	7,596	15,153
Additions	749	3,718	−	4,467
Acquisition of a subsidiary	115	242	18,658	19,015
Disposals	(159)	(143)	−	(302)
Transfer between accounts	−	(98)	−	(98)
Currency translation	−	(5)	(183)	(188)
Other	4	155	(251)	(92)
At December 31, 2017	4,497	7,638	25,820	37,955

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Total
Amortization
At January 1, 2015	(996)	(661)	(569)	(2,226)
Additions	(465)	(269)	(851)	(1,585)
Disposals	−	5	−	5
Transfer between accounts	−	−	−	−
Currency translation	−	−	−	−
Other	(10)	(33)	−	(43)
At December 31, 2015	(1,471)	(958)	(1,420)	(3,849)
Additions	(576)	(559)	(819)	(1,954)
Disposals	3	239	−	242
Transfer between accounts	−	−	−	−
Currency translation	2	26	144	172
Other	−	1	−	1
At December 31, 2016	(2,042)	(1,251)	(2,095)	(5,388)
Additions	(609)	(1,634)	(1,758)	(4,001)
Disposals	2	77	−	79
Transfer between accounts	−	98	−	98
Currency translation	−	4	45	49
Other	(117)	(279)	250	(146)
At December 31, 2017	(2,766)	(2,985)	(3,558)	(9,309)

Net carrying value
At 31 December 2017	1,731	4,653	22,262	28,646
At 31 December 2016	1,746	2,518	5,501	9,765
At 31 December 2015	1,731	821	7,105	9,657
At 1 January 2015	1,346	306	6,075	7,727